Prospectus Supplement

December 29, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 29, 2022 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 29, 2022

International Advantage Portfolio (the "Fund")

Effective immediately, Anil Agarwal serves as a co-portfolio manager of the Fund. Kristian Heugh will continue as the lead portfolio manager. Wendy Wang no longer serves as a co-portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—International Advantage Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by the Global Opportunity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Kristian Heugh	Managing Director of the Adviser	Since inception
Anil Agarwal	Managing Director of the Sub-Adviser	December 2022

In addition, the section of the Prospectus entitled "Fund Management—Portfolio Management—International Advantage Portfolio" is hereby deleted and replaced with the following:

International Advantage Portfolio

The Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-today management of the Fund are Kristian Heugh and Anil Agarwal. Mr. Heugh is the lead portfolio manager and has been associated with the Adviser in an investment management capacity since 2001. Mr. Agarwal has been associated with the Sub-Adviser in an investment management capacity since 2020 and in an investment research capacity since 2001.

Please retain this supplement for future reference.

  IFINTADVPROSPT 12/22

Statement of Additional Information Supplement

December 29, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 29, 2022 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 29, 2022

International Advantage Portfolio (the "Fund")

Effective immediately, Anil Agarwal serves as a co-portfolio manager of the Fund. Kristian Heugh will continue as the lead portfolio manager. Wendy Wang no longer serves as a co-portfolio manager of the Fund.

Accordingly, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Participating Affiliate" is hereby deleted and replaced with the following:

Participating Affiliate

In rendering investment advisory services to the Asia Opportunity Portfolio, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited ("MSAL"), a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more MSAL employees may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM, and MSAL and its employees are considered "associated persons" of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSAL may render portfolio management, research and other services to the Fund, subject to the supervision of MSIM.

In addition, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2021 (unless otherwise indicated)—International Advantage" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers International Advantage	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Kristian Heugh	7	$13.0 billion	24	$54.3 billion	34	(4)	$5.1 billion(4)
Anil Agarwal*	1	$0	2	$4.2 billion	1		$48.7 million

*  As of October 31, 2022.

In addition, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—International Advantage" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
International Advantage
Kristian Heugh	Over $1 million
Anil Agarwal*	$50,001-$100,000

*  As of October 31, 2022.

Please retain this supplement for future reference.